UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2011 to September 30, 2011

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend Fund, Inc.

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.8%)
Aerospace & Defense (2.8%)
Goodrich Corp.	11,000	$1,327,480
Honeywell International, Inc.	5,800	254,678
Huntington Ingalls Industries, Inc.*	366	8,905
ITT Corp.	1,300	54,600
L-3 Communications Holdings, Inc.	800	49,576
Lockheed Martin Corp.	1,900	138,016
Northrop Grumman Corp.	2,000	104,320
Precision Castparts Corp.	1,100	171,006
Raytheon Co.	2,500	102,175
Rockwell Collins, Inc.	1,100	58,036
The Boeing Co.	75,700	4,580,607
United Technologies Corp.	10,400	731,744
		7,581,143
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,200	82,164
Expeditors International of Washington, Inc.	1,500	60,825
FedEx Corp.	2,300	155,664
United Parcel Service, Inc. Class B	23,300	1,471,395
		1,770,048
Airlines (0.0%)
Southwest Airlines Co.	10,112	81,300

Auto Components (0.2%)
Johnson Controls, Inc.	14,900	392,913
The Goodyear Tire & Rubber Co.*	1,600	16,144
		409,057
Automobiles (0.5%)
Ford Motor Co.*	143,000	1,382,810
Harley-Davidson, Inc.	1,800	61,794
		1,444,604
Beverages (4.1%)
Brown-Forman Corp. Class B	2,900	203,406
Coca-Cola Enterprises, Inc.	2,300	57,224
Constellation Brands, Inc. Class A*	1,200	21,600
Dr. Pepper Snapple Group, Inc.	1,500	58,170
Molson Coors Brewing Co. Class B	1,000	39,610
PepsiCo, Inc.	9,288	574,927
The Coca-Cola Co.	151,800	10,255,608
		11,210,545
Biotechnology (0.9%)
Amgen, Inc.	13,608	747,760
Biogen Idec, Inc.*	6,700	624,105
Celgene Corp.*	3,250	201,240
Cephalon, Inc.*	4,239	342,087
Gilead Sciences, Inc.*	13,800	535,440
		2,450,632
Building Products (0.0%)
Masco Corp.	2,500	17,800

Capital Markets (1.7%)
Ameriprise Financial, Inc.	15,000	590,400
BlackRock, Inc.	700	103,607
E*Trade Financial Corp.*	33,700	307,007
Federated Investors, Inc. Class B§	2,800	49,084
Franklin Resources, Inc.	4,100	392,124
Invesco, Ltd.	3,100	48,081
Janus Capital Group, Inc.	1,200	7,200

	Number of Shares	Value

COMMON STOCKS
Capital Markets
Legg Mason, Inc.§	1,300	$33,423
Morgan Stanley	39,200	529,200
Northern Trust Corp.	1,700	59,466
Raymond James Financial, Inc.	13,000	337,480
State Street Corp.	14,200	456,672
T. Rowe Price Group, Inc.	2,000	95,540
The Bank of New York Mellon Corp.	34,500	641,355
The Charles Schwab Corp.	6,700	75,509
The Goldman Sachs Group, Inc.	10,350	978,593
		4,704,741
Chemicals (2.7%)
Air Products & Chemicals, Inc.	1,500	114,555
Airgas, Inc.	500	31,910
CF Industries Holdings, Inc.	500	61,695
E.I. Du Pont de Nemours & Co.	100,400	4,012,988
Eastman Chemical Co.	550	37,692
Ecolab, Inc.§	1,700	83,113
FMC Corp.	400	27,664
International Flavors & Fragrances, Inc.	856	48,124
Monsanto Co.	32,500	1,951,300
PPG Industries, Inc.	8,600	607,676
Praxair, Inc.	2,200	205,656
Sigma-Aldrich Corp.	900	55,611
The Dow Chemical Co.	8,200	184,172
The Sherwin-Williams Co.	600	44,592
		7,466,748
Commercial Banks (2.5%)
BB&T Corp.	7,200	153,576
Comerica, Inc.	1,400	32,158
Commerce Bancshares, Inc.	2,219	77,110
Fifth Third Bancorp	20,300	205,030
First Horizon National Corp.	1,800	10,728
Huntington Bancshares, Inc.	9,500	45,600
KeyCorp	27,100	160,703
M&T Bank Corp.	900	62,910
PNC Financial Services Group, Inc.	25,700	1,238,483
Regions Financial Corp.	21,300	70,929
SunTrust Banks, Inc.	3,900	70,005
Synovus Financial Corp.§	47,600	50,932
U.S. Bancorp	49,400	1,162,876
Wells Fargo & Co.	127,200	3,068,064
Zions Bancorporation	25,300	355,971
		6,765,075
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	700	17,556
Cintas Corp.	800	22,512
Iron Mountain, Inc.§	1,300	41,106
Pitney Bowes, Inc.§	1,400	26,320
R. R. Donnelley & Sons Co.	1,400	19,768
Republic Services, Inc.	1,900	53,314
Stericycle, Inc.*	600	48,432
Waste Management, Inc.	3,400	110,704
		339,712
Communications Equipment (1.7%)
Cisco Systems, Inc.	113,100	1,751,919
F5 Networks, Inc.*	500	35,525
Harris Corp.§	1,100	37,587
JDS Uniphase Corp.*	1,800	17,946
Juniper Networks, Inc.*	3,800	65,588
Motorola Mobility Holdings, Inc.*	2,337	88,292

	Number of Shares	Value

COMMON STOCKS
Communications Equipment
Motorola Solutions, Inc.	2,371	$99,345
QUALCOMM, Inc.	54,100	2,630,883
		4,727,085
Computers & Peripherals (4.6%)
Apple, Inc.*	30,300	11,549,754
Dell, Inc.*	12,000	169,800
EMC Corp.*	20,400	428,196
Hewlett-Packard Co.	15,100	338,995
Lexmark International, Inc. Class A*	500	13,515
NetApp, Inc.*	2,600	88,244
SanDisk Corp.*	1,800	72,630
Western Digital Corp.*	1,699	43,698
		12,704,832
Construction & Engineering (0.0%)
Fluor Corp.	1,269	59,072
Jacobs Engineering Group, Inc.*	800	25,832
Quanta Services, Inc.*	1,500	28,185
		113,089
Construction Materials (0.0%)
Vulcan Materials Co.	1,100	30,316

Consumer Finance (1.3%)
American Express Co.	22,500	1,010,250
Capital One Financial Corp.	46,527	1,843,865
Discover Financial Services	24,300	557,442
SLM Corp.	3,400	42,330
		3,453,887
Containers & Packaging (0.5%)
Ball Corp.	1,200	37,224
Bemis Co., Inc.	700	20,517
Owens-Illinois, Inc.*	1,100	16,632
Sealed Air Corp.	79,700	1,330,990
		1,405,363
Distributors (0.0%)
Genuine Parts Co.	1,300	66,040

Diversified Consumer Services (0.0%)
H&R Block, Inc.§	2,200	29,282

Diversified Financial Services (3.7%)
Bank of America Corp.	252,894	1,547,711
Citigroup, Inc.	82,660	2,117,749
CME Group, Inc.	5,300	1,305,920
IntercontinentalExchange, Inc.*	500	59,130
JPMorgan Chase & Co.	109,600	3,301,152
Leucadia National Corp.	1,300	29,484
Moody’s Corp.§	24,400	742,980
NYSE Euronext	2,100	48,804
The NASDAQ OMX Group, Inc.*	47,000	1,087,580
		10,240,510
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	63,300	1,805,316
CenturyTel, Inc.	4,219	139,733
Frontier Communications Corp.	7,892	48,220
Verizon Communications, Inc.	126,000	4,636,800
Windstream Corp.§	3,300	38,478
		6,668,547

	Number of Shares	Value

COMMON STOCKS
Electric Utilities (1.1%)
American Electric Power Co., Inc.	13,300	$505,666
Duke Energy Corp.	10,500	209,895
Edison International	2,500	95,625
Entergy Corp.	1,400	92,806
Exelon Corp.	12,800	545,408
FirstEnergy Corp.	12,100	543,411
NextEra Energy, Inc.	3,200	172,864
Pepco Holdings, Inc.	1,500	28,380
Pinnacle West Capital Corp.	700	30,058
PPL Corp.	4,000	114,160
Progress Energy, Inc.	1,900	98,268
Southern Co.	16,300	690,631
		3,127,172
Electrical Equipment (1.0%)
Emerson Electric Co.	5,300	218,943
Rockwell Automation, Inc.	42,200	2,363,200
Roper Industries, Inc.	700	48,237
		2,630,380
Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. Class A	1,300	53,001
Corning, Inc.	11,200	138,432
FLIR Systems, Inc.	1,000	25,050
Jabil Circuit, Inc.	1,400	24,906
Molex, Inc.§	900	18,333
		259,722
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	20,680	954,589
Cameron International Corp.*	1,700	70,618
Diamond Offshore Drilling, Inc.	600	32,844
FMC Technologies, Inc.*	1,600	60,160
Halliburton Co.	6,100	186,172
Helmerich & Payne, Inc.	800	32,480
Nabors Industries, Ltd.*	2,100	25,746
National-Oilwell Varco, Inc.	23,300	1,193,426
Noble Corp.*	7,200	211,320
Rowan Cos., Inc.*	900	27,171
Schlumberger, Ltd.	36,753	2,195,257
		4,989,783
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	12,200	1,001,864
CVS Caremark Corp.	11,400	382,812
Safeway, Inc.	2,621	43,587
SUPERVALU, Inc.§	5,900	39,294
Sysco Corp.	4,100	106,190
The Kroger Co.	18,600	408,456
Wal-Mart Stores, Inc.	25,400	1,318,260
Walgreen Co.	36,700	1,207,063
Whole Foods Market, Inc.	1,000	65,310
		4,572,836
Food Products (1.8%)
Archer-Daniels-Midland Co.	4,860	120,577
Campbell Soup Co.	1,300	42,081
ConAgra Foods, Inc.	2,900	70,238
General Mills, Inc.	4,500	173,115
H.J. Heinz Co.	49,970	2,522,486
Hormel Foods Corp.§	800	21,616
Kellogg Co.	19,900	1,058,481
Kraft Foods, Inc. Class A	18,900	634,662
McCormick & Co., Inc.§	900	41,544

	Number of Shares	Value

COMMON STOCKS
Food Products
Mead Johnson Nutrition Co.	1,503	$103,451
Sara Lee Corp.	4,400	71,940
The Hershey Co.	1,310	77,604
The J.M. Smucker Co.	900	65,601
		5,003,396
Gas Utilities (0.1%)
Atmos Energy Corp.	5,000	162,250
Nicor, Inc.	300	16,503
ONEOK, Inc.	1,000	66,040
		244,793
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	29,800	1,672,972
Becton, Dickinson and Co.	1,600	117,312
Boston Scientific Corp.*	19,835	117,225
CareFusion Corp.*	1,500	35,925
Covidien PLC	13,200	582,120
CR Bard, Inc.	600	52,524
DENTSPLY International, Inc.	38,400	1,178,496
Intuitive Surgical, Inc.*	200	72,856
Medtronic, Inc.	7,565	251,460
St. Jude Medical, Inc.	2,500	90,475
Stryker Corp.	2,400	113,112
Varian Medical Systems, Inc.*	900	46,944
Zimmer Holdings, Inc.*	1,400	74,900
		4,406,321
Health Care Providers & Services (3.4%)
Aetna, Inc.	2,800	101,780
AmerisourceBergen Corp.	2,100	78,267
Cardinal Health, Inc.	31,300	1,310,844
CIGNA Corp.	2,200	92,268
Coventry Health Care, Inc.*	1,000	28,810
DaVita, Inc.*	700	43,869
Express Scripts, Inc.*	14,500	537,515
Humana, Inc.	16,200	1,178,226
Laboratory Corp. of America Holdings*	800	63,240
McKesson Corp.	45,600	3,315,120
Medco Health Solutions, Inc.*	15,600	731,484
Patterson Cos., Inc.	600	17,178
Quest Diagnostics, Inc.	1,100	54,296
Tenet Healthcare Corp.*	3,300	13,629
UnitedHealth Group, Inc.	33,800	1,558,856
WellPoint, Inc.	2,528	165,028
		9,290,410
Health Care Technology (0.0%)
Cerner Corp.*§	1,000	68,520

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	3,100	93,930
Darden Restaurants, Inc.§	921	39,373
International Game Technology	2,100	30,513
Marriott International, Inc. Class A	2,100	57,204
McDonald’s Corp.	42,750	3,754,305
Starbucks Corp.	21,200	790,548
Starwood Hotels & Resorts Worldwide, Inc.	1,400	54,348
Wyndham Worldwide Corp.	1,100	31,361
Wynn Resorts, Ltd.	500	57,540
Yum! Brands, Inc.	3,300	162,987
		5,072,109

	Number of Shares	Value

COMMON STOCKS
Household Durables (0.2%)
D.R. Horton, Inc.	2,000	$18,080
Fortune Brands, Inc.	900	48,672
Harman International Industries, Inc.	18,200	520,156
Leggett & Platt, Inc.	1,000	19,790
Lennar Corp. Class A§	1,100	14,894
Newell Rubbermaid, Inc.	2,000	23,740
Pulte Group, Inc.*§	2,400	9,480
		654,812
Household Products (2.4%)
Clorox Co.	2,266	150,304
Colgate-Palmolive Co.	47,100	4,176,828
Kimberly-Clark Corp.	3,700	262,737
The Procter & Gamble Co.	29,900	1,889,082
		6,478,951
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	1,500	57,090
NRG Energy, Inc.*	1,700	36,057
The AES Corp.*	4,100	40,016
		133,163
Industrial Conglomerates (2.1%)
3M Co.	16,700	1,198,893
Danaher Corp.	4,000	167,760
General Electric Co.	284,000	4,328,160
Tyco International, Ltd.	3,327	135,575
		5,830,388
Insurance (4.4%)
ACE, Ltd.	2,500	151,500
Aflac, Inc.	12,800	447,360
American International Group, Inc.*	4,100	89,995
AON Corp.	22,700	952,946
Berkshire Hathaway, Inc. Class B*	43,698	3,104,306
Chubb Corp.	33,100	1,985,669
Cincinnati Financial Corp.§	1,100	28,963
First American Financial Corp.	7,100	90,880
Hartford Financial Services Group, Inc.	3,500	56,490
Lincoln National Corp.	2,200	34,386
Loews Corp.	2,426	83,818
Marsh & McLennan Cos., Inc.	72,000	1,910,880
MetLife, Inc.	30,200	845,902
Principal Financial Group, Inc.	2,600	58,942
Prudential Financial, Inc.	13,500	632,610
The Allstate Corp.	3,600	85,284
The Progressive Corp.	5,400	95,904
The Travelers Cos., Inc.	3,800	185,174
Unum Group	56,300	1,180,048
XL Group PLC	5,100	95,880
		12,116,937
Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	10,600	2,292,038
Expedia, Inc.§	14,000	360,500
NetFlix, Inc.*	1,200	135,792
priceline.com, Inc.*	300	134,838
		2,923,168
Internet Software & Services (3.4%)
eBay, Inc.*	81,200	2,394,588
Google, Inc. Class A*	9,600	4,938,048
Monster Worldwide, Inc.*§	900	6,462

	Number of Shares	Value

COMMON STOCKS
Internet Software & Services
Yahoo!, Inc.*	148,200	$1,950,312
		9,289,410
IT Services (3.0%)
Accenture PLC Class A	17,700	932,436
Automatic Data Processing, Inc.	14,000	660,100
Cognizant Technology Solutions Corp. Class A*	8,200	514,140
Computer Sciences Corp.	1,100	29,535
Fidelity National Information Services, Inc.	1,700	41,344
Fiserv, Inc.*	1,000	50,770
International Business Machines Corp.	26,650	4,664,550
Mastercard, Inc. Class A	2,600	824,616
Paychex, Inc.	2,400	63,288
SAIC, Inc.*	2,000	23,620
Teradata Corp.*	1,100	58,883
The Western Union Co.	5,000	76,450
Total System Services, Inc.	1,100	18,623
Visa, Inc. Class A	3,400	291,448
		8,249,803
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	900	29,349
Mattel, Inc.	2,100	54,369
		83,718
Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.*	38,900	1,215,625
Life Technologies Corp.*	1,275	48,998
PerkinElmer, Inc.	800	15,368
Thermo Fisher Scientific, Inc.*	3,100	156,984
Waters Corp.*	600	45,294
		1,482,269
Machinery (2.6%)
AGCO Corp.*	24,000	829,680
Caterpillar, Inc.	17,900	1,321,736
Cummins, Inc.	1,400	114,324
Deere & Co.	22,400	1,446,368
Dover Corp.	36,800	1,714,880
Eaton Corp.	2,400	85,200
Flowserve Corp.	400	29,600
Graco, Inc.	12,400	423,336
Illinois Tool Works, Inc.	3,600	149,760
Ingersoll-Rand PLC	2,300	64,607
Joy Global, Inc.	10,300	642,514
PACCAR, Inc.	2,600	87,932
Pall Corp.	700	29,680
Parker Hannifin Corp.	1,100	69,443
Snap-on, Inc.	400	17,760
Stanley Black & Decker, Inc.	1,210	59,411
		7,086,231
Media (3.1%)
AMC Networks, Inc. Class A*	400	12,780
Cablevision Systems Corp. Group A	1,600	25,168
CBS Corp. Class B	5,400	110,052
Comcast Corp. Class A	52,600	1,099,340
DIRECTV Class A*	21,000	887,250
Discovery Communications, Inc. Class A*	2,100	79,002
Gannett Co., Inc.§	1,700	16,201
News Corp. Class A	65,400	1,011,738
Omnicom Group, Inc.	37,900	1,396,236
Scripps Networks Interactive, Inc. Class A	600	22,302
The Interpublic Group of Cos., Inc.	5,600	40,320

	Number of Shares	Value

COMMON STOCKS
Media
The McGraw-Hill Cos., Inc.	2,173	$89,093
The Walt Disney Co.	43,049	1,298,358
The Washington Post Co. Class B§	203	66,375
Time Warner Cable, Inc.	22,300	1,397,541
Time Warner, Inc.	30,400	911,088
Viacom, Inc. Class B	4,400	170,456
		8,633,300
Metals & Mining (0.5%)
AK Steel Holding Corp.§	3,100	20,274
Alcoa, Inc.	7,700	73,689
Allegheny Technologies, Inc.	600	22,194
Cliffs Natural Resources, Inc.	900	46,053
Freeport-McMoRan Copper & Gold, Inc.	22,900	697,305
Newmont Mining Corp.	6,700	421,430
Nucor Corp.	2,200	69,608
United States Steel Corp.§	1,200	26,412
		1,376,965
Multi-Utilities (1.2%)
Ameren Corp.	1,700	50,609
CenterPoint Energy, Inc.	3,000	58,860
CMS Energy Corp.	1,600	31,664
Consolidated Edison, Inc.	16,500	940,830
Dominion Resources, Inc.	4,400	223,388
DTE Energy Co.	1,300	63,726
Integrys Energy Group, Inc.	500	24,310
NiSource, Inc.	1,900	40,622
NSTAR	3,758	168,396
PG&E Corp.	2,700	114,237
Public Service Enterprise Group, Inc.	3,284	109,587
SCANA Corp.§	700	28,315
Sempra Energy	1,821	93,782
Wisconsin Energy Corp.	41,600	1,301,664
Xcel Energy, Inc.	3,400	83,946
		3,333,936
Multiline Retail (0.3%)
Big Lots, Inc.*	500	17,415
Dollar Tree, Inc.*	1,900	142,709
Family Dollar Stores, Inc.	1,100	55,946
J.C. Penney Co., Inc.	1,700	45,526
Kohl’s Corp.	3,400	166,940
Macy’s, Inc.	2,800	73,696
Nordstrom, Inc.	1,100	50,248
Sears Holdings Corp.*	1,200	69,024
Target Corp.	4,944	242,454
		863,958
Office Electronics (0.0%)
Xerox Corp.	11,061	77,095

Oil, Gas & Consumable Fuels (9.8%)
Alpha Natural Resources, Inc.*	820	14,506
Anadarko Petroleum Corp.	3,400	214,370
Apache Corp.	13,000	1,043,120
Cabot Oil & Gas Corp.	700	43,337
Chesapeake Energy Corp.	4,500	114,975
Chevron Corp.	68,000	6,291,360
ConocoPhillips	41,700	2,640,444
Consol Energy, Inc.	1,300	44,109
Denbury Resources, Inc.*	3,147	36,190
Devon Energy Corp.	2,900	160,776
El Paso Corp.	4,800	83,904

	Number of Shares	Value

COMMON STOCKS
Oil, Gas & Consumable Fuels
EOG Resources, Inc.	1,700	$120,717
EQT Corp.	1,100	58,696
Exxon Mobil Corp.	156,127	11,339,504
Hess Corp.	12,000	629,520
Marathon Oil Corp.	13,400	289,172
Marathon Petroleum Corp.	9,900	267,894
Murphy Oil Corp.	1,300	57,408
Newfield Exploration Co.*	900	35,721
Noble Energy, Inc.	1,200	84,960
Occidental Petroleum Corp.	8,900	636,350
Peabody Energy Corp.	2,100	71,148
Pioneer Natural Resources Co.§	900	59,193
QEP Resources, Inc.	1,400	37,898
Range Resources Corp.	1,200	70,152
Southwestern Energy Co.*	43,600	1,453,188
Spectra Energy Corp.	4,700	115,291
Sunoco, Inc.	800	24,808
The Williams Cos., Inc.	3,800	92,492
Valero Energy Corp.	40,937	727,860
		26,859,063
Paper & Forest Products (0.6%)
International Paper Co.	68,900	1,601,925
MeadWestvaco Corp.	1,100	27,016
		1,628,941
Personal Products (0.4%)
Avon Products, Inc.	3,100	60,760
The Estee Lauder Cos., Inc. Class A	12,900	1,133,136
		1,193,896
Pharmaceuticals (4.7%)
Abbott Laboratories	11,000	562,540
Allergan, Inc.	8,400	691,992
Bristol-Myers Squibb Co.	41,436	1,300,262
Eli Lilly & Co.	17,000	628,490
Endo Pharmaceuticals Holdings, Inc.*	23,035	644,750
Forest Laboratories, Inc.*	35,300	1,086,887
Hospira, Inc.*	1,278	47,286
Johnson & Johnson	58,650	3,736,591
Merck & Co., Inc.	38,347	1,254,330
Mylan, Inc.*	3,100	52,700
Pfizer, Inc.	153,007	2,705,164
Teva Pharmaceutical Industries, Ltd. ADR	3,022	112,479
Watson Pharmaceuticals, Inc.*	1,000	68,250
		12,891,721
Professional Services (0.0%)
Dun & Bradstreet Corp.	300	18,378
Equifax, Inc.	800	24,592
Robert Half International, Inc.	1,000	21,220
		64,190
Real Estate Investment Trusts (2.0%)
Apartment Investment & Management Co. Class A	800	17,696
AvalonBay Communities, Inc.	531	60,560
Boston Properties, Inc.	1,100	98,010
Cousins Properties, Inc.	16	94
Equity Residential	9,300	482,391
HCP, Inc.	2,800	98,168
Health Care REIT, Inc.	1,300	60,840
Host Hotels & Resorts, Inc.	4,514	49,383
Kimco Realty Corp.	3,300	49,599
Plum Creek Timber Co., Inc.	1,000	34,710

	Number of Shares	Value

COMMON STOCKS
Real Estate Investment Trusts
ProLogis, Inc.	1,830	$44,377
Public Storage	4,100	456,535
Simon Property Group, Inc.	32,257	3,547,625
Ventas, Inc.	1,200	59,280
Vornado Realty Trust	3,232	241,172
Weyerhaeuser Co.	3,943	61,314
		5,361,754
Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc. Class A*	9,600	129,216

Road & Rail (0.5%)
CSX Corp.	8,100	151,227
Norfolk Southern Corp.	4,000	244,080
Union Pacific Corp.	13,200	1,078,044
		1,473,351
Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	4,000	20,320
Altera Corp.	10,900	343,677
Analog Devices, Inc.	17,200	537,500
Applied Materials, Inc.	10,400	107,640
Broadcom Corp. Class A*	3,400	113,186
First Solar, Inc.*§	1,500	94,815
Intel Corp.	143,400	3,058,722
KLA-Tencor Corp.§	1,100	42,108
Linear Technology Corp.	1,500	41,475
LSI Corp.*	4,300	22,274
MEMC Electronic Materials, Inc.*§	1,600	8,384
Microchip Technology, Inc.§	1,400	43,554
Micron Technology, Inc.*	6,700	33,768
Novellus Systems, Inc.*	600	16,356
NVIDIA Corp.*	49,000	612,500
Teradyne, Inc.*§	1,200	13,212
Texas Instruments, Inc.	80,200	2,137,330
Xilinx, Inc.	1,800	49,392
		7,296,213
Software (3.0%)
Adobe Systems, Inc.*	3,500	84,595
Autodesk, Inc.*	1,500	41,670
BMC Software, Inc.*	1,300	50,128
CA, Inc.	2,600	50,466
Citrix Systems, Inc.*	1,400	76,342
Compuware Corp.*	1,500	11,490
Electronic Arts, Inc.*	2,300	47,035
Intuit, Inc.*	13,200	626,208
Microsoft Corp.	153,650	3,824,348
Oracle Corp.	108,020	3,104,495
Red Hat, Inc.*	1,900	80,294
Salesforce.com, Inc.*	800	91,424
Symantec Corp.*	5,800	94,540
		8,183,035
Specialty Retail (1.8%)
Abercrombie & Fitch Co. Class A	600	36,936
AutoNation, Inc.*§	1,700	55,726
AutoZone, Inc.*	7,100	2,266,249
Bed Bath & Beyond, Inc.*	2,000	114,620
Best Buy Co., Inc.	2,200	51,260
CarMax, Inc.*	1,500	35,775
GameStop Corp. Class A*	1,000	23,100
Home Depot, Inc.	25,900	851,333
Lowe’s Cos., Inc.	9,500	183,730

	Number of Shares	Value

COMMON STOCKS
Specialty Retail
Ltd Brands, Inc.	14,000	$539,140
O’Reilly Automotive, Inc.*	900	59,967
PetSmart, Inc.	3,200	136,480
Ross Stores, Inc.	800	62,952
Staples, Inc.	20,600	273,980
The Gap, Inc.	3,700	60,088
Tiffany & Co.	800	48,656
TJX Cos., Inc.	2,800	155,316
Urban Outfitters, Inc.*	900	20,088
		4,975,396
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	2,200	114,026
NIKE, Inc. Class B	10,652	910,853
Ralph Lauren Corp.	500	64,850
VF Corp.	2,900	352,408
		1,442,137
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	14,400	81,504
People’s United Financial, Inc.	2,500	28,500
		110,004
Tobacco (2.7%)
Altria Group, Inc.	35,100	941,031
Lorillard, Inc.	26,000	2,878,200
Philip Morris International, Inc.	56,050	3,496,399
Reynolds American, Inc.	2,600	97,448
		7,413,078
Trading Companies & Distributors (0.1%)
Fastenal Co.	2,200	73,216
WW Grainger, Inc.	400	59,816
		133,032
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	2,700	145,260
MetroPCS Communications, Inc.*	1,800	15,678
Sprint Nextel Corp.*	90,600	275,424
		436,362
TOTAL COMMON STOCKS (Cost $282,044,873)		271,551,291

SHORT-TERM INVESTMENTS (2.0%)
State Street Navigator Prime Portfolio, 0.19%§§	1,991,331	1,991,331

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/03/11	$3,473	3,473,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,464,331)		5,464,331

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $287,509,204)		277,015,622

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(2,286,452)

NET ASSETS (100.0%)		$274,729,170

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2011.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$271,551,291	$—	$—	$271,551,291
Short-Term Investments	1,991,331	3,473,000	—	5,464,331
Other Financial Instruments*	—	—	—	—
	$273,542,622	$3,473,000	$—	$277,015,622

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $287,509,204, $17,174,088, $(27,667,670) and $(10,493,582), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 29, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 29, 2011